Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
SP Funds Dow Jones Global Sukuk ETF
Shareholder Report [Line Items]
Fund Name	SP Funds Dow Jones Global Sukuk ETF
Class Name	SP Funds Dow Jones Global Sukuk ETF
Trading Symbol	SPSK
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409-9500 or by sending an email request to info@sp-funds.com.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds Dow Jones Global Sukuk ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Material Change Description [Text Block]	There were no material changes during the reporting period. Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
Net Assets	$ 201,298,000
Holdings Count | Holdings	116
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024 )

Fund Size (Thousands)	$201,298
Number of Holdings	116
Portfolio Turnover	13%

Holdings [Text Block]

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
KSA Sukuk Ltd.	15.2
Perusahaan Penerbit SBSN Indonesia III	13.7
Isdb Trust Services NO 2	8.8
Saudi Electricity Co.	7.0
Sharjah Sukuk Program Ltd.	5.0
DIB Sukuk Ltd.	4.7
Suci Second Investment Co.	4.6
SA Global Sukuk Ltd.	3.7
DP World Crescent Ltd.	3.4
Malaysia Sukuk Global	2.5

SP Funds S&P 500 Sharia Industry Exclusions ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Class Name	SP Funds S&P 500 Sharia Industry Exclusions ETF
Trading Symbol	SPUS
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409-9500 or by sending an email request to info@sp-funds.com.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P 500 Sharia Industry Exclusions ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Material Change Description [Text Block]	There were no material changes during the reporting period. Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
Net Assets	$ 578,085,000
Holdings Count | Holdings	239
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024 )

Fund Size (Thousands)	$578,085
Number of Holdings	239
Portfolio Turnover	39%

Holdings [Text Block]

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
Microsoft Corp.	10.8
Apple, Inc.	9.8
NVIDIA Corp.	9.5
Amazon.com, Inc.	5.7
Meta Platforms, Inc. - Class A	3.6
Alphabet, Inc. - Class A	3.6
Alphabet, Inc. - Class C	3.0
Eli Lilly & Co.	2.3
Broadcom, Inc.	2.0
Exxon Mobil Corp.	1.9

SP Funds S&P Global REIT Sharia ETF
Shareholder Report [Line Items]
Fund Name	SP Funds S&P Global REIT Sharia ETF
Class Name	SP Funds S&P Global REIT Sharia ETF
Trading Symbol	SPRE
Annual or Semi-Annual Statement [Text Block]	semi-annual Shareholder Report May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409-9500 or by sending an email request to info@sp-funds.com.
Additional Information Phone Number	(425) 409-9500
Additional Information Website	www.sp-funds.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global REIT Sharia ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Material Change Description [Text Block]	There were no material changes during the reporting period. Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
Net Assets	$ 115,429,000
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024 )

Fund Size (Thousands)	$115,429
Number of Holdings	35
Portfolio Turnover	72%

Holdings [Text Block]

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2024 )

Top 10 Holdings	(% of net assets)
Equinix, Inc.	13.2
Prologis, Inc.	12.5
Goodman Group	11.8
AvalonBay Communities, Inc.	9.6
Mid-America Apartment Communities, Inc.	4.9
Equity LifeStyle Properties, Inc.	4.9
Equity Residential	4.8
Weyerhaeuser Co.	4.8
Camden Property Trust	4.6
Rexford Industrial Realty, Inc.	4.1